Annual Report - Financial Statements

T. Rowe Price

Tax-Efficient
Multi-Cap
Growth Fund

February 28, 2002


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                                      Year             12/29/00
                                                     Ended              Through
                                                   2/28/02              2/28/01

NET ASSET VALUE

Beginning of period                       $          9.25      $         10.00

Investment activities

  Net investment
  income (loss)                                     (0.06)*              (0.01)*
  Net realized and

  unrealized
  gain (loss)                                       (0.59)               (0.74)

  Total from
  investment
  activities                                        (0.65)               (0.75)

NET ASSET VALUE
End of period                              $          8.60      $          9.25

                                          -------------------------------------
Ratios/Supplemental Data
Total
return(diamond)                                    (7.03)%*            (7.50)%*

Ratio of total expenses to
average net assets                                   1.25%*              1.25%*!

Ratio of net investment
income (loss) to average
net assets                                         (0.78)%*            (0.60)%*!

Portfolio
turnover rate                                        15.4%               10.4%!

Net assets, end of period
(in thousands)                             $        19,256      $      14,253


(diamond)   Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming
            reinvestment of all distributions and payment of no redemption or account fees.
        *   Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 2/28/02.
        !   Annualized


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax- Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
                                                              February 28, 2002

Portfolio of Investments                                 Shares          Value
--------------------------------------------------------------------------------

  Common Stocks  99.7%

  CONSUMER DISCRETIONARY  24.2%

  Automobiles  0.5%

  Harley-Davidson                                    2,000      $           102
                                                                            102

  Hotels, Restaurants & Leisure                                             1.8%

  Carnival
  (Class A)(miscellaneous footnote symbol)           1,900                   52

  Marriott
  (Class A)(miscellaneous footnote symbol)           2,200                   87

  Starbucks *                                        7,100                  163

  The Cheesecake Factory *                           1,000                   34

                                                                            336


  Internet & Catalog Retail  0.7%

  e-Bay *                                            1,500                   78

  Insight
  Enterprises *
  (miscellaneous footnote symbol)                    2,400                   51

                                                                            129


  Leisure Equipment & Products  0.4%

  Matte                                             l3,800                   72

                                                                             72


  Media  12.1%

  Catalina
  Marketing *(miscellaneous footnote symbol)         1,300                   47

  Cox Radio (Class A) *                              3,500                   88

  Emmis Communications
  (Class A)*(miscellaneous footnote symbol)          2,600                   70

  Entercom
  Communications *
  (miscellaneous footnote symbol)                    2,300                  118

  Gemstar TV
  Guide *(miscellaneous footnote symbol)             4,700                   86

  Harte-Hanks                                        2,600                   79

  Hispanic Broadcasting *                            3,500                   91

  Interpublic Group                                  3,924                  107

  Lamar Advertising (Class A) *                      3,200                  127

  McGraw-Hill                                        2,000                  132

  Meredith                                           4,000                  158

  Omnicom                                            1,800                  168

  Radio One
  (Class D)*(miscellaneous footnote symbol)          7,100                  126

  Regent Communications *                            9,400                   56

  Salem Communications (Class A) *                   4,200                  101

  Spanish Broadcasting (Class A) *                   8,500                  106

  TMP
  Worldwide *(miscellaneous footnote symbol)         3,100                   87

  Univision Communications
  (Class A)*
  (miscellaneous footnote symbol)                    4,500      $           186

  USA Networks *
  (miscellaneous footnote symbol)                    5,000                  147

  Westwood One *                                     2,700                   96

  WPP Group ADR
  (miscellaneous footnote symbol)                    2,900                  152

                                                                          2,328


  Multiline Retail  2.7%

  Costco Wholesale *                                 1,700                   70

  Dollar General
  (miscellaneous footnote symbol)                    7,800                  115

  Dollar Tree Stores *                               5,600                  179

  Family Dollar Stores                               4,800                  158

                                                                            522


  Specialty Retail  4.1%

  Bed Bath & Beyond *                                2,300                   77

  CDW Computer Centers *                             1,400                   74

  Men's
  Wearhouse *
  (miscellaneous footnote symbol)                    1,600                   39

  Ross Stores                                        3,200                  116


  Staples *                                          3,500                   69

  Tiffany
  (miscellaneous footnote symbol)                    6,100                  200

  TJX                                                1,900                   72

  Williams-Sonoma *                                  3,200                  145

                                                                            792


  Textiles & Apparel  1.9%

  Coach *                                            2,800                  140

  Gucci                                              1,200                  104

  NIKE (Class B)                                     2,200                  129


  Total Consumer Discretionary                                            4,654


  CONSUMER STAPLES  2.3%

  Food & Drug Retailing                                                     0.9%

  CVS                                                3,000                   82

  Sysco                                              2,800                   83

                                                                            165


  Food Products  1.4%

  Hershey Foods                                      1,300      $            92

  Tootsie Roll Industries                            1,942                   86

  Wrigley                                            1,600                   89

                                                                            267

  Total Consumer Staples                                                    432


  FINANCIALS  17.1%

  Banks  3.8%

  Boston Private Financia                           l4,300                   99

  City National (miscellaneous footnote sym          1,600                   81

  Community First Bankshares                         2,800                   71

  Investor's Financial
  Services (miscellaneous footnote symbol)             900                   62

  Northern Trust                                     2,100                  114

  Silicon Valley
  Bancshares *(miscellaneous footnote symbo          5,100                  141

  Synovus
  Financial (miscellaneous footnote symbol)          3,500                  103

  UCBH Holdings (miscellaneous footnote sym          1,800                   60

                                                                            731


  Diversified Financials  8.0%

  A.G. Edwards                                       1,700                   69

  AMBAC (miscellaneous footnote symbol)              1,900                  118

  AMVESCAP ADR                                       3,100                   74

  Capital One
  Financial
  (miscellaneous footnote symbol)                      400                   20

  Eaton Vance                                        3,600                  137

  Federated Investors (Class B)                      2,500                   79

  Franklin
  Resources
  (miscellaneous footnote symbol)                    3,700                  151

  LaBranche
  & Co. *(miscellaneous footnote symbol)             3,400                  106

  Legg Mason
  (miscellaneous footnote symbol)                    1,700                   89

  Moody's                                            3,800                  141

  Neuberger Berman                                   1,700                   72

  Raymond James Financia                            l2,000                   64

  SEI                                                2,500                   99

  State Street                                       1,800                   91

  Stilwell
  Financial
  (miscellaneous footnote symbol)                    2,600                   59

  USA Education                                      1,100                  102

  Waddell & Reed Financial
  (Class A) (miscellaneous footnote symbol)          1,900                   59

                                                                          1,530


  Insurance  4.2%

  AFLAC
  (miscellaneous footnote symbol)                    3,400      $            87

  Arthur J. Gallagher                                2,500                   87

  Brown and Brown                                    3,400                  119

  MBIA                                               1,550                   91

  MGIC Investment                                    1,300                   87

  PMI Group                                          1,200                   85

  Progressive Corporation                              400                   62

  Radian Group                                       2,200                  103

  Triad Guaranty *                                   2,100                   87

                                                                            808


  Real Estate  1.1%

  Jones Lang Lasalle *                               4,200                   78

  Security Capital Group
  (Class B) *
  (miscellaneous footnote symbol)                   3,2008                    2

  Trammell Crow *                                    4,700                   56

                                                                            216

  Total Financials                                                        3,285


  HEALTH CARE  13.2%

  Biotechnology  3.5%

  Abgenix *(miscellaneous footnote symbol)           1,300                   23

  Applera-Celera Genomics *                            800                   16

  Cephalon *(miscellaneous footnote symbol)          1,200                   70

  Genzyme *                                          1,400                   62

  Gilead Sciences *
  (miscellaneous footnote symbol)                    2,000                  141

  Human Genome
  Sciences *(miscellaneous footnote symbol)            600                   12

  IDEC Pharmaceuticals *
  (miscellaneous footnote symbol)                    1,200                   76

  Immunex *                                          1,400                   40

  Incyte Genomics *                                  1,700                   19

  Medarex *(miscellaneous footnote symbol)             800                   12

  MedImmune (Class A) *                              1,400                   58

  Millennium Pharmaceuticals *                         700                   13

  Protein Design Labs *                              1,200                   19

  QLT *                                              1,800                   32

  Techne *(miscellaneous footnote symbol)            2,000                   59

  Vertex Pharmaceuticals *                           1,000                   22

                                                                            674


  Health Care Equipment & Supplies  4.2%

  Applied Biosystems Group - Applera                   900      $            21

  ArthroCare *                                       2,700                   38

  Biomet                                             2,750                   84

  Cytyc *(miscellaneous footnote symbol)             2,500                   59

  Guidant *                                          3,900                  162

  Invitrogen *                                       2,000                   91

  Mettler-Toledo International *                     1,200                   58

  ResMed *                                           1,400                   51

  St. Jude Medical *                                 1,200                   94

  Stryker (miscellaneous footnote symbol)            1,500                   92

  Waters Corporation *                               1,000                   31

  Zimmer Holdings *                                    900                   32

                                                                            813


  Health Care Providers & Services  4.5%

  AmerisourceBergen
  (miscellaneous footnote symbol)                    1,100                   74

  Anthem *                                           1,700                   99

  Express Scripts
  (Class A) *
  (miscellaneous footnote symbol)                    2,000                  104

  IMS Health
  (miscellaneous footnote symbol)                    5,400                  108

  Laboratory Corporation
  of America *
  (miscellaneous footnote symbol)                    1,300                  106

  Lincare Holdings *                                 2,400                   60

  Patterson Dental *                                 1,400                   57

  Quest
  Diagnostics *
  (miscellaneous footnote symbol)                    1,500                  106

  Wellpoint Health Networks (Class A) *              1,200                  146

                                                                            860


  Pharmaceuticals  1.0%

  Allergan (miscellaneous footnote symbol)           1,200                   78

  Forest Laboratories *                              1,000                   80

  Shire Pharmaceuticals ADR *                        1,400                   33

                                                                            191

  Total Health Care                                                       2,538


  INDUSTRIALS & BUSINESS SERVICES  16.2%

  Air Freight & Couriers  1.4%

  C.H. Robinson
  Worldwide (miscellaneous footnote symbol)          2,900                   85

  Expeditors International of Washington             2,500                  136

  UTi Worldwide                                      3,400                   58

                                                                            279


  Commercial Services & Supplies  11.9%

  Apollo Group (Class A) *                           2,700      $           131

  Avery Dennison                                     1,100                   70

  BISYS Group *                                      3,400                  107

  Certegy *                                          3,100                  115

  Choicepoint *                                      2,150                  114

  Cintas                                             3,400                  151

  Concord EFS *                                      6,000                  180

  Devry *                                            4,000                  130

  DST Systems *                                      1,800                   75

  Education Management *                             1,900                   75

  Equifax                                            3,000                   90

  Factset Research Systems                           2,100                   72

  Fiserv *                                           2,600                  111

  Iron Mountain *                                    3,600                  115

  ITT Educational Services *                         1,900                   84

  Manpower
  (miscellaneous footnote symbol)                    3,200                  107

  Paychex                                            3,100                  115

  Robert Half International *                        5,500                  143

  Sabre Holdings (Class A) *                         3,200                  141

  SOURCECORP *                                       1,500                   35

  Valassis Communications *                          2,100                   81

  Viad                                               2,100                   52

                                                                          2,294


  Construction & Engineering  0.1%

  Insituform Technologies
  (Class A)*
  (miscellaneous footnote symbol)                      900                   22

                                                                             22


  Machinery  2.8%

  Cuno *                                             1,800                   63

  Danaher (miscellaneous footnote symbol)            1,100                   74

  Donaldson                                          2,300                   83

  Dover (miscellaneous footnote symbol)              2,600                  103

  IDEX                                               1,900                   68

  ITT Industries                                     1,400                   83

  Kaydon                                             2,400                   60

                                                                            534

  Total Industrials
  & Business Services                                                     3,129


  INFORMATION TECHNOLOGY  24.7%

  Communications Equipment  1.0%

  Brocade Communications
  Systems *(miscellaneous footnote symbol)           2,300      $            51

  Comverse Technology *                              1,300                   20

  Corning (miscellaneous footnote symbol)            7,500                   50

  Finisar *(miscellaneous footnote symbol)             900                    6

  JDS
  Uniphase *(miscellaneous footnote symbol)          5,800                   28

  Plantronics *                                        700                   14

  Scientific-Atlanta                                   900                   20

                                                                            189


  Computers & Peripherals  0.6%

  Lexmark International
  (Class A) *
  (miscellaneous footnote symbol)                    2,100                  105

  Network Appliance *                                1,200                   19

                                                                            124


  Electronic Equipment & Instruments  3.1%

  Celestica *                                        1,300                   43

  Cognex *                                           2,800                   65

  Flextronics *
  (miscellaneous footnote symbol)                    3,300                   47

  Jabil
  Circuit *
  (miscellaneous footnote symbol)                    1,700                   32

  Littelfuse *                                       2,300                   55

  Millipore                                          1,400                   73

  Molex (Class A)                                    3,400                   89

  Newport                                            1,000                   19

  Roper Industries                                   1,800                   84

  Sanmina-SCI *                                      3,084                   31

  Symbol Technologies                                5,050                   44

  Technitro                                           l800                   17

                                                                            599


  Internet Software & Services  1.2%

  Check Point Software
  Technologies *
  (miscellaneous footnote symbol)                      800                   22

  CNET Networks *
  (miscellaneous footnote symbol)                      200                    1

  Internet Security

  Systems *(miscellaneous footnote symbol)           1,100                   26

  Netegrity *
  (miscellaneous footnote symbol)                    2,400                   29

  Openwave Systems *                                 3,400                   19

  VeriSign *(miscellaneous footnote symbol)          4,100                   97

  webMethods *
  (miscellaneous footnote symbol)                    2,700                   47

                                                                            241


  IT Consulting & Services  2.2%

  Affiliated Computer Services
  (Class A) *
  (miscellaneous footnote symbol)                    2,400      $           118

  Investment Technology
  Group *(miscellaneous footnote symbol)            3,0991                   44

  Keane *                                            3,000                   48

  SunGard Data Systems *                             3,800                  117

                                                                            427


  Semiconductor Equipment & Products  9.6%

  Altera *(miscellaneous footnote symbol)            6,000                  114

  Analog Devices *                                   3,300                  123

  Applied Micro Circuits *                           6,300                   48

  ASM Lithography *
  (miscellaneous footnote symbol)                    2,100                   43

  Broadcom (Class A) *                               2,300                   70

  Cabot
  Microelectronics *
  (miscellaneous footnote symbol)                      900                   50

  Cree Research *
  (miscellaneous footnote symbol)                    1,000                   14

  Intersil Holding
  (Class A) *
  (miscellaneous footnote symbol)                    1,000                   28

  KLA-Tencor *                                       2,200                  127

  Lam Research *
  (miscellaneous footnote symbol)                    2,500                   54

  Lattice
  Semiconductor *
  (miscellaneous footnote symbol)                    3,300                   57

  Linear Technology                                  3,500                  129

  Marvell Technology
  Group *(miscellaneous footnote symbol)               800                   25

  Maxim Integrated Products *                        3,763                  172

  Micrel *                                           1,800                   36

  Microchip Technology *                             2,400                   82

  MIPS Technologies (Class B) *                      1,400                    8

  Mykrolis *                                           947                   10
  National Semiconductor *                           2,700                   68

  Novellus Systems *                                 1,900                   81

  NVIDIA *
  (miscellaneous footnote symbol)                    1,800                   92

  PMC-Sierra *
  (miscellaneous footnote symbol)                    1,100                   16

  Qlogic *
  (miscellaneous footnote symbol)                    1,100                   41

  RF Micro
  Devices *
  (miscellaneous footnote symbol)                    1,900                   30

  Semtech *
  (miscellaneous footnote symbol)                    2,600                   78

  Teradyne *
  (miscellaneous footnote symbol)                    1,900                   64

  TriQuint Semiconductor *                           4,176                   38

  Vitesse Semiconductor *                            2,000                   14

  Xilinx *                                           3,600                  129

                                                                          1,841


  Software  7.0%

  Adobe Systems                                      3,200      $           116

  Barra *
  (miscellaneous footnote symbol)                    1,800                   98

  BEA Systems *                                      2,900                   37

  BMC Software *                                     3,200                   51

  Cadence Design Systems *                           3,600                   76

  Computer Associates                                2,400                   39

  Electronic Arts *                                  2,200                  118

  Informatica *                                      1,400                   13

  Intuit *                                           4,000                  152

  Liberate
  Technologies *
  (miscellaneous footnote symbol)                    3,100                   23

  Macromedia *
  (miscellaneous footnote symbol)                    2,500                   44

  Mercury Interactive *                              2,500                   85

  Micromuse *                                          200                    2

  National Instruments *                             1,400                   51

  NetIQ *(miscellaneous footnote symbol)             2,300                   50

  Siebel
  Systems *(miscellaneous footnote symbol)           3,000                   83

  Symantec *(miscellaneous footnote symbol)          3,800                  137

  Synopsys *(miscellaneous footnote symbol)          1,300                   61

  VERITAS Software *                                 2,200                   78

  Verity *                                           1,700                   22

  Wind River
  Systems *(miscellaneous footnote symbol)             900                   10

                                                                          1,346

  Total Information Technology                                            4,767


  MATERIALS  2.0%

  Chemicals                                                                 1.6%

  Ecolab                                             3,300                  155

  Symyx Technologies *                               1,800                   30

  Valspar
  (miscellaneous footnote symbol)                    3,000                  133

                                                                            318

  Containers & Packaging  0.4%

  Sealed Air *
  (miscellaneous footnote symbol)                    1,600                   72

                                                                             72

  Total Materials                                                           390

  Total Common
  Stocks (Cost  $18,317)                                                 19,195


  Short-Term Investments  0.4%

  Money Market Fund  0.4%

  T. Rowe Price Reserve
  Investment Fund, 2.14%#                           79,154      $            79

  Total Short-Term
  Investments (Cost $79)                                                     79

Total Investments in Securities

100.1% of Net Assets (Cost $18,396)                                     $19,274

Other Assets Less Liabilities                                               (18)

NET ASSETS                                                              $19,256
                                                                        -------



#                               Seven-day yield
*                               Non-income producing
(miscellaneous footnote symbol) All or a portion of this security is on loan at
                                February 28, 2002 - See Note 2
AD                              RAmerican Depository Receipts


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
                                                               February 28, 2002

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

  Assets

  Investments in securities,
  at value (cost $18,396)                                  $   19,274

  Securities lending collateral                                 4,541

  Other assets                                                     60

  Total assets                                                 23,875


  Liabilities

  Obligation to return securities
  lending collatera                                            l4,541

  Other liabilities                                                78

  Total liabilities                                             4,619


  NET ASSETS                                               $   19,256
                                                           ----------

  Net Assets Consist of:
  Undistributed net
  realized gain (loss)                                     $   (3,013)

  Net unrealized
  gain (loss)                                                     878

  Paid-in-capital applicable
  to 2,238,353 shares of
  $0.0001 par value capital
  stock outstanding;
  1,000,000,000 shares of
  the Corporation authorized                                   21,391


  NET ASSETS                                               $   19,256
                                                           ----------


NET ASSET VALUE PER SHARE                                  $     8.60
                                                           ----------



The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax- Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/02

Investment Income (Loss)

Income

  Dividend                                                 $       59

  Securities lending                                               17

  Interest                                                          5

  Total income                                                     81

Expenses

  Custody and accounting                                          101

  Shareholder servicing                                            42

  Registration                                                     21

  Investment management                                            17

  Legal and audit                                                  15

  Prospectus and
  shareholder reports                                               7

  Directors                                                         6

  Proxy and
  annual meeting                                                    1

  Organization and
  initial registration                                              1

  Miscellaneous                                                     3

  Total expenses                                                  214

Net investment
income (loss)                                                    (133)

Realized and Unrealized
Gain (Loss)

Net realized gain (loss)
on securities                                                  (2,871)

Change in net unrealized
gain (loss) on securities                                       1,911

Net realized and unrealized
gain (loss)                                                      (960)


INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS$                                     $  (1,093)


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax- Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   2/28/02              2/28/01


Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $          (133)     $           (13)

  Net realized
  gain (loss)                                       (2,871)                (142)

  Change in net unrealized
  gain (loss)                                        1,911               (1,033)

  Increase (decrease) in net
  assets from operations                            (1,093)              (1,188)

Capital share transactions *

  Shares sold                                        7,723               15,515

  Shares redeemed                                   (1,634)                 (74)

  Redemption fees received                               7                 --

  Increase (decrease) in
  net assets from capital
  share transactions                                 6,096               15,441

Net Assets

Increase (decrease)
during period                                        5,003               14,253

Beginning of period                                 14,253                 --

End of period                              $        19,256      $        14,253

*Share information

  Shares sold                                          881                1,548

  Shares redeemed                                     (184)                  (7)

  Increase (decrease) in
  shares outstanding                                   697                1,541


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax- Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
                                                              February 28, 2002

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than 2 years. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2002, the value of loaned securities was $4,369,000, aggregate collateral consisted of $4,541,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $8,620,000 and $2,626,000, respectively, for the year ended February 28, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     There were no distributions in the period ended February 28, 2002. At February 28, 2002, the tax-basis components of net assets were as follows:
     ---------------------------------------------------------------------------

     Unrealized appreciation                               $2,511,000

     Unrealized depreciation                               (2,494,000)

     Net unrealized appreciation
     (depreciation)                                            17,000

     Capital loss carryforwards                            (2,152,000)

     Distributable earnings                                (2,135,000)

     Paid-in capital                                       21,391,000

     Net assets                                            $19,256,000
     ---------------------------------------------------------------------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year. For the year ended February 28, 2002, $861,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2003. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of February 28, 2002, the fund has $142,000 of capital loss carryforwards that expire in 2006, and $2,010,000 that expire in 2010.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended February 28, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

     ---------------------------------------------------------------------------

     Undistributed net
     investment income                                     $  129,000

     Paid-in capital                                         (129,000)


     At February 28, 2002, the cost of investments for federal income tax purposes was $19,257,000.
     ---------------------------------------------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee. The fee is computed daily and paid monthly, consisting of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.25%. Thereafter, through February 29, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $97,000 of management fees were not accrued by the fund for the year ended February 28, 2002. At February 28, 2002, unaccrued fees and other expenses in the amount of $137,000 remain subject to reimbursement by the fund through February 29, 2004.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $100,000 for the year ended February 28, 2002, of which $8,000 was payable at period end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended February 28, 2002, totaled $5,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and InformationTo the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

     In our opinion, the accompanying statement of asset and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund (one of the portfolios comprising
     T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as "the Fund") at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2002


T. Rowe Price Investment Services and Informatin
--------------------------------------------------------------------------------

Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET. In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

Brokerage SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)
     No-Load Variable Annuities
     Small Business Retirement Plans


T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.

FINANCIAL TOOLS AND CALCULATORS

     College Planning Calculator. This application allows you to determine simultaneously the college costs for as many as five children.

     Portfolio Spotlight. This powerful tool provides investors with a clear picture of how all their investments fit together by sector and asset class.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for your needs.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Watchlist Pro. Powered by SmartMoney, this tool allows investors to easily track personalized lists of securities and other financial information.

     Portfolio Tracker. Powered by SmartMoney, this tool helps investors monitor the performance of their mutual fund and equity holdings.

     Portfolio Review. This convenient, four-step planning tool is designed to help you see where you stand now and whether your investments are on the right track for the future.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

 * T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

 ! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
F136-050  2/28/02